Share Capital and Warrants - NCIB Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 13, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 07, 2024
Disclosure of classes of share capital [Line Items]
Payments to acquire or redeem entity's shares		$ 1,995	$ 1,445
Share Repurchase Program, Reduction to Contributed Surplus		$ 541	$ 966
Common Shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB		89,438	55,861
NCIB, shares authorized for repurchase (in shares)				120,300
Renewed NCIB | Common Shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB		89,400	55,900
Excess of the Purchase Price of the Common Shares Over the Average Carrying Value		$ 1,200	$ 939
Taxes paid		$ 38	$ 27
Renewed NCIB | Common Shares | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB	5,000
Payments to acquire or redeem entity's shares	$ 126
NCIB, shares authorized for repurchase (in shares)	107,900
Original NCIB | Common Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares repurchased, price per share (in CAD per share)		$ 21.87	$ 25.38
Payments to acquire or redeem entity's shares		$ 2,000	$ 1,400
Share Repurchase Program, Reduction to Contributed Surplus		541	$ 966
Share Repurchase Program, Reduction To Retained Earnings		$ 683